Schedule of Investments (unaudited) March 31, 2021	BlackRock LifePath® Dynamic Retirement Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 40.9%
BlackRock Advantage Emerging Markets Fund, Class K	991,377	$12,937,463
BlackRock Tactical Opportunities Fund, Class K	1,202,761	16,610,133
Diversified Equity Master Portfolio	$70,191,842	70,191,842
International Tilts Master Portfolio	$16,817,014	16,817,014
iShares Developed Real Estate Index Fund, Class K	711,166	7,431,685
iShares MSCI EAFE Small-Cap ETF	99,281	7,132,347

		131,120,484

Fixed-Income Funds — 56.5%
CoreAlpha Bond Master Portfolio	$58,663,102	58,663,102
iShares Core U.S. Aggregate Bond ETF	439,521	50,030,675
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	38,873	5,055,434
iShares TIPS Bond ETF(b)	202,849	25,457,550
Master Total Return Portfolio	$42,044,220	42,044,220

		181,250,981

Security	Shares	Value

Money Market Funds — 6.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)	17,500,299	$17,510,800
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.02%(c)	4,175,981	4,175,981

		21,686,781

Total Investments — 104.2% (Cost: $298,789,561)		334,058,246

Liabilities in Excess of Other Assets — (4.2)%		(13,315,975)

Net Assets — 100.0%		$320,742,271

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares/ Investment Value Held at 03/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$13,468,789	$—		$(1,142,366)	$244,110	$366,930	$12,937,463	991,377	$—		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	10,334,909	7,175,891	(a)	—	—	—	17,510,800	17,500,299	7,562	(b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,179,214	2,996,767	(a)	—	—	—	4,175,981	4,175,981	169		—
BlackRock Tactical Opportunities Fund, Class K	16,802,575	—		—	—	(192,442)	16,610,133	1,202,761	—		—
CoreAlpha Bond Master Portfolio	60,643,448	20,002,632	(a)	—	(470,870)	(21,512,108)	58,663,102	$58,663,102	358,301		—
Diversified Equity Master Portfolio	71,669,041	18,575,042	(a)	—	2,953,628	(23,005,869)	70,191,842	$70,191,842	152,458		—
International Tilts Master Portfolio	17,413,189	4,739,240	(a)	—	855,611	(6,191,026)	16,817,014	$16,817,014	94,749		—
iShares Core U.S. Aggregate Bond ETF	52,544,201	—		(594,083)	(4,338)	(1,915,105)	50,030,675	439,521	167,748		—
iShares Developed Real Estate Index Fund, Class K	7,662,142	—		(669,612)	(83,310)	522,465	7,431,685	711,166	(1,724)		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	5,416,768	—		(46,605)	604	(315,333)	5,055,434	38,873	20,854		—
iShares MSCI EAFE Small-Cap ETF	7,405,928	—		(624,026)	132,746	217,699	7,132,347	99,281	2,492		—
iShares TIPS Bond ETF	26,547,626	580,113		(1,233,165)	4,429	(441,453)	25,457,550	202,849	—		—
Master Total Return Portfolio	44,153,198	16,060,719	(a)	—	(141,781)	(18,027,916)	42,044,220	$42,044,220	508,217		—

					$3,490,829	$(70,494,158)	$334,058,246		$1,310,826		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock LifePath® Dynamic Retirement Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IBEX 35 Index	44	04/16/21	$4,431	$(42,698)
Topix Index	24	06/10/21	4,235	128,556
10-Year Australian T-Bond	135	06/15/21	14,162	(100,015)
S&P/TSE 60 Index	18	06/17/21	3,183	16,953
FTSE/MIB Index	32	06/18/21	4,577	111,611
MSCI EAFE Index	32	06/18/21	3,507	(12,536)
Russell 2000 E-Mini Index	110	06/18/21	12,224	(294,843)
10-Year Canada Bond	138	06/21/21	15,239	(410,934)

				(603,906)

Short Contracts
FTSE 100 Index.	23	06/18/21	2,118	(1,381)
S&P 500 E-Mini Index	12	06/18/21	2,380	(48,273)
S&P 500 Micro E-Mini Index	187	06/18/21	3,710	(284)
10-Year U.S. Treasury Note.	116	06/21/21	15,189	383,921
10-Year U.S. Ultra Long Treasury Note	55	06/21/21	7,903	341,115

				675,098

				$71,192

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	2,959,169	USD	2,344,026	Bank of America N.A.	06/16/21	$10,920
CAD	4,835,132	USD	3,829,838	Bank of America N.A.	06/16/21	18,025

						28,945

AUD	4,275,144	USD	3,337,283	Bank of America N.A.	06/16/21	(89,093)
EUR	11,702,905	USD	14,159,979	Bank of America N.A.	06/16/21	(415,435)
JPY	341,937,204	USD	3,200,839	Bank of America N.A.	06/16/21	(110,486)

						(615,014)

						$(586,069)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

2

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock LifePath® Dynamic Retirement Fund

Fair Value Hierarchy as of Period End (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$44,111,628	$—	$—	$44,111,628
Fixed-Income Funds	80,543,659	—	—	80,543,659
Money Market Funds	21,686,781	—	—	21,686,781

	$146,342,068	$—	$—	146,342,068

Investments Valued at NAV(a)				187,716,178

				$334,058,246

Derivative Financial Instruments(b)
Assets
Equity Contracts	$257,120	$—	$—	$257,120
Foreign Currency Exchange Contracts	—	28,945	—	28,945
Interest Rate Contracts	725,036	—	—	725,036
Liabilities
Equity Contracts	(400,015)	—	—	(400,015)
Foreign Currency Exchange Contracts	—	(615,014)	—	(615,014)
Interest Rate Contracts	(510,949)	—	—	(510,949)

	$71,192	$(586,069)	$—	$(514,877)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

S C H E D U L E O F I N V E S T M E N T S	3